Other Non-Financial Assets and Liabilities - Summary of Other Non-Financial Assets (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets [Line Items]
Current	$ 10,838,242	$ 13,136,459
Non-current	12,545,299	12,853,459
VAT Tax Credit and Other Taxes
Disclosure Of Financial Assets [Line Items]
Current	7,780,245	10,913,120
PPM water rights
Disclosure Of Financial Assets [Line Items]
Non-current	5,763,496	5,300,052
Spare parts with consumption schedule over 12 months
Disclosure Of Financial Assets [Line Items]
Non-current	4,324,153	5,444,789
Deposits in Guarantee [Member]
Disclosure Of Financial Assets [Line Items]
Non-current	1,379,970	1,379,970
Other
Disclosure Of Financial Assets [Line Items]
Current	3,057,997	2,223,339
Non-current	$ 1,077,680	$ 728,648